Bond Fund
Bond Fund May 1, 2013
Investment Objective.
The primary investment objective of the Fund is to provide a high level of current income.
The secondary objective is the preservation of shareholders' capital.
Fees and Expenses of the Fund.
The table below describes the fees and expenses you may pay if you buy and hold Fund shares. Wire transfer charge for redemptions with proceeds less than $5,000.00 $0 - $50
Shareholder Fees (fees paid directly from your investment) N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Bond Fund Bond Fund Class
Management Fees		0.45%
Other Expenses	[1]	0.58%
Total Annual Fund Operating Expenses		1.03%
Operating Expenses		(0.58%)
Expense Reimbursement		0.45%
[1]	The Adviser contractually agreed beginning as of January 1, 2013 to limit the Fund's total operating expenses (excluding taxes, brokerage commissions, extraordinary expenses and other fees related to portfolio transactions) to its investment management fees. This contractual obligation continues in effect until April 30, 2014, and will continue for each succeeding 12 month period thereafter, unless either the Investment Company gives not less than 30 days' notice of termination to the Adviser or the Adviser gives written notice of termination to the Investment Company within a 45 calendar day period prior to the next May 1.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods, (b) all dividends and distributions are reinvested, (c) a 5% return each year and (d) operating expenses remain the same.

Although your actual costs may be higher or lower, your cost based on these assumptions would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Bond Fund Bond Fund Class	46	333	583	1,328

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may result in higher transaction costs and higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the Fund's most recently completed fiscal year, the Fund's portfolio turnover rate was 20.39% of the average value of its portfolio.

Principal Investment Strategies.

The Fund invests primarily in publicly-traded, investment-grade debt securities.

•  At least 80% of the Fund's assets are invested in investment grade bonds issued by U.S. corporations or by the U.S. Government or its agencies, such as bonds, notes, debentures, zero coupon securities and mortgage-backed securities. Bonds are debt instruments that can be issued by the federal government, government agencies and subdivisions, states, cities, corporations and other institutions.

•  It is possible that certain corporate bonds in the Fund's portfolio can be below investment grade, commonly referred to as "junk bonds."

•  The Adviser evaluates each security to be purchased and selects securities based in part on interest income anticipated to be generated.

•  The Fund may invest in foreign securities.

Principal Investment Risks.

An investment in the Fund is subject to the following risks which are described in more detail in the Prospectus.

•  General risk: The Fund may not achieve its investment objective. An investment in the Fund could decline in value, and you could lose money by investing in the Fund.

•  Market risk: The risk that prices of securities will go down because of the interplay of market forces may affect a single issuer, industry or sector of the economy or may affect the market as a whole.

•  Fixed Income risk: Fixed income securities have an inverse relationship to interest rates, such that as interest rates rise, bond values decrease. During economic uncertainty, the value of corporate debt securities may decline relative to the value of U.S. government debt securities. Debt obligations are subject to the risk that investors may not be able to pay off the principal and interest when due. Non-investment grade debt obligations, known as "junk bonds", are affected by adverse economic conditions, have a high risk of default and are less liquid.

•  Interest Rate risk: Securities may lose value as the interest rate changes because bonds tend to decrease in value as interest rates rise.

•  Mortgage risk: The duration of mortgage-related securities tends to be inversely related to changes in interest rates. As interest rates rise, the duration of mortgage-related securities extends and as interest rates fall, mortgage-related securities are prepaid at a faster rate. Because of interest rate changes, it is not possible to predict the realized yield or average life of a mortgage-backed security. Mortgage-backed securities issued by private corporations generally have more credit risk than securities issued by U.S. Government agencies.

•  Zero Coupon risk: Zero coupon securities and discount notes do not pay interest prior to maturity and therefore may be more difficult to resell during periods of interest rate changes. The market value of debt securities declines as interest rates rise; therefore the Fund will lose value if it sells zero coupon securities prior to their maturity date. The longer the remaining term to maturity, the greater impact interest rate changes will have on the value of the security.

•  Bond risk: The value of your investment will go up or down depending on movements in the bond markets. The Fund's investment results may differ from the results of a comparable bond market and from the results of other funds that invest in the same types of securities. The price of outstanding debt is inversely related to the interest rate. The more time until the security matures, the more impact interest rate changes will have on the price of the bond. Mortgage-backed securities or certificates are subject to prepayment or extension risk when interest rates fall or rise, respectively. Corporate debt securities may lose value during periods of economic uncertainty when investors tend to favor U.S. government debt securities over corporate debt securities. Unrated or below investment grade rated securities tend to be less liquid than higher-rated securities and have a higher risk of default due to adverse economic conditions or changing circumstances. The prices of debt securities may be subject to significant volatility. Foreign debt securities are subject to the risks of changes in currency or exchange rates, the economic or political trends in foreign countries and less liquidity and more price volatility than U.S. securities.

•  Foreign Investment risk: Foreign markets are subject to the risk of change in currency or exchange rates, economic and political trends in foreign countries, less liquidity, more volatility, more difficulty in enforcing contractual obligations, higher transaction costs and less government supervision and other reporting regulations and requirements than domestic markets.

Performance/Annual Return.

The bar chart and table below show the annual return and average annual returns of the Fund.

Below the bar chart are the Fund's highest and lowest total returns for any calendar quarter during the period covered by the chart, showing the volatility of the Fund's total returns. The numbers in parentheses are negative, representing a loss of principal.

The information indicates some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one, five and ten years compare to those of a broad-based, unmanaged index for those periods. A fund's past performance does not necessarily indicate how it will perform in the future.

Updated performance information is available at no cost online at http://www.institutionalfunds.com or by calling 1-800-914-8716.

Best and Worst Performing Quarters
	Quarter/Year	Total Return
Best	Third quarter 2009	3.90%
Worst	Second quarter 2004	(2.65)%

Average Annual Total Returns (for periods ended December 31, 2012)
Average Annual Returns Bond Fund	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Inception Date
Bond Fund Class	4.30%	5.93%	5.05%	May 01, 1996
After Taxes on Distributions Bond Fund Class	3.33%	4.63%	3.67%
After Taxes on Distributions and Sales Bond Fund Class	2.84%	4.32%	3.51%
Barclay's Capital Aggregate Bond Index	4.21%	5.95%	5.18%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes; and actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements.